Net Income (Loss) Per Share - Equity Shares Excluded from Calculation of Diluted Net Loss per Share Attributable to Common Stockholders (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share amount	2,423,900	2,062,825	2,423,900	2,062,825	2,048,738	1,321,890
Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share amount	176,384	158,426	176,384	158,426	153,352	112,637
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of loss per share amount	116,350	116,350	116,350	116,350	116,350	108,267